Disclosure of detailed information about stock options available for grant (Details)	Dec. 31, 2018 Share	Jul. 31, 2018 shares	Jul. 31, 2017 shares	Mar. 02, 2016 shares
Statements [Line Items]
Shares outstanding | shares		14,217,860	14,869,374	15,298,602
Percentage of shares outstanding	10.00%
Net options authorized	1,529,860
Less: options issued & outstanding	(1,229,040)
Options available for grant	300,820